Expense Example - Principal Capital Appreciation Select ETF - Principal Capital Appreciation Select ETF Class	12 Months Ended
Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	$ 93